Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) Unaudited - USD ($)	Redeemable convertible preferred stock	Class B Kludein I Acquisition Corp. Common stock	Kludein I Acquisition Corp. Additional Paid-in Capital	Kludein I Acquisition Corp. Accumulated Deficit	Kludein I Acquisition Corp.	Common stock		Additional Paid-in Capital		Accumulated Deficit	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2020	$ 124,614,493	$ 431	$ 24,569	$ (1,893)	$ 23,107	$ 4		$ 4,262,236		$ (101,850,846)	$ (314,621)	$ (97,903,227)
Balance (in Shares) at Dec. 31, 2020	241,157.671	4,312,500				43,190
Stock options exercised and pending allotment								10,423				10,423
Stock based compensation								77,020				77,020
Net income (loss)				(406,026)	(406,026)					(21,055,599)		(21,055,599)
Other comprehensive loss											(484,641)	(484,641)
Balance at Dec. 31, 2021	$ 207,417,237	$ 431		(14,506,334)	(14,505,903)	$ 7		4,399,815		(136,369,447)	(799,262)	(132,768,887)
Balance (in Shares) at Dec. 31, 2021	307,298.151	4,312,500				71,963.894
Cash paid in excess of fair value for Private Placement Warrants			1,456,000		1,456,000
Fair value of Founders Shares attributable to Anchor Investor			4,411,238		4,411,238
Re-measurement of Class A common stock to redemption amount			(5,891,807)	(14,098,415)	(19,990,222)
Issuance of Series U redeemable convertible preferred stock (note 18)	$ 69,339,742
Issuance of Series U redeemable convertible preferred stock (note 18) (in Shares)	66,140.48
Accretion to preferred stock redemption value	$ 13,463,002				(4,252,433)					(13,463,002)		(13,463,002)
Issuance of common stock on exercise of stock options						$ 3		50,136				50,139
Issuance of common stock on exercise of stock options (in Shares)						28,773.894
Retroactive application of Business Combination (Note 1)						$ 768		(768)
Retroactive application of Business Combination (Note 1) (in Shares)	32,776,559.849					7,675,701.106
Balance as of December (in Shares) at Mar. 31, 2022	33,083,858					7,747,665
Stock options exercised and pending allotment								3,035				3,035
Stock based compensation								47,388				47,388
Net income (loss)										(3,808,172)		(3,808,172)
Other comprehensive loss											(276,166)	(276,166)
Balance at Mar. 31, 2022	$ 207,417,237					$ 775		4,449,470		(140,177,619)	(1,075,428)	(136,802,802)
Balance (in Shares) at Mar. 31, 2022	33,083,858					7,747,665
Balance at Dec. 31, 2021	$ 207,417,237	$ 431		(14,506,334)	(14,505,903)	$ 7		4,399,815		(136,369,447)	(799,262)	(132,768,887)
Balance (in Shares) at Dec. 31, 2021	307,298.151	4,312,500				71,963.894
Stock options exercised and pending allotment								3,035				3,035
Issuance of common stock on exercise of warrants							[1]	22,800				22,800
Issuance of common stock on exercise of warrants (in Shares)						2,280
Allotment of common stock on stock options exercised previously						$ 1			[1]			1
Allotment of common stock on stock options exercised previously (in Shares)						2,814
Stock based compensation								66,475,029				66,475,029
Net income (loss)				5,032,569	5,032,569					(104,221,432)		(104,221,432)
Other comprehensive loss											(571,816)	(571,816)
Distribution of stockholders as part of reorganization (note 1)										(196,462)		(196,462)
Balance at Dec. 31, 2022	$ 207,417,237	$ 431		(12,207,769)	(12,207,338)	$ 8		70,900,679		(240,787,341)	(1,371,078)	(171,257,732)
Balance (in Shares) at Dec. 31, 2022	307,298.151	4,312,500				77,057.894
Proceeds in excess of Fair Value of Convertible Note on issuance			462,043		462,043
Re-measurement of Class A common stock to redemption amount			$ (462,043)	$ (2,734,004)	$ (3,196,047)
Accretion to preferred stock redemption value
Balance as of December	$ 207,417,237					$ 775		4,399,047		(136,369,447)	(799,262)	(132,768,887)
Retroactive application of Business Combination (Note 1)						$ 822		(822)
Retroactive application of Business Combination (Note 1) (in Shares)	32,776,559.849					8,219,016.106
Balance as of December (in Shares) at Mar. 31, 2023	33,083,858					8,296,074
Conversion of redeemable convertible preferred stock into common stock	$ (207,417,237)					$ 3,308		207,413,929				207,417,237
Conversion of redeemable convertible preferred stock into common stock (in Shares)	(33,083,858)					33,083,858
Restricted stock units issued						$ 73		(73)
Restricted stock units issued (in Shares)						729,086
Issuance of warrant								483,649				483,649
Stock based compensation								5,839,117				5,839,117
Net income (loss)										(19,158,148)		(19,158,148)
Other comprehensive loss											118,761	118,761
Issuance of common stock upon Business Combination (Note 1)						$ 427		(17,280,340)				(17,279,913)
Issuance of common stock upon Business Combination (Note 1) (in Shares)						4,274,125
Balance at Mar. 31, 2023						$ 4,638		267,356,139		(259,945,489)	(1,252,317)	6,162,971
Balance (in Shares) at Mar. 31, 2023						46,383,143
Cash paid in excess of fair value for Private Placement Warrants												1
Balance as of December	$ 207,417,237					$ 830		$ 70,899,857		$ (240,787,341)	$ (1,371,078)	$ (171,257,732)

[1]	Denotes less than $1